Reconciliation of Financial Statements to the Form 5500 - Schedule of Reconciliation of Net Assets Available for Benefits Per Financial Statements to Form 5500 (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 300,123,379	$ 238,159,731
Less: Amount allocated to withdrawing participants		(33,516)
Net assets available for benefits per Form 5500	$ 300,123,379	$ 238,126,215